Interest Income/(Expenses) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Banking and Thrift, Interest [Abstract]
Interest on convertible bond			¥ (26,249)
Interest income/(expenses)	¥ (190)	$ (27)	(862)	¥ 655
Total	¥ (190)	$ (27)	¥ (27,111)	¥ 655